Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 880,349
Asset at end of period	917,643	$ 880,349
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	218,725
Asset at end of period	224,139	218,725
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	23,722
Asset at end of period	28,067	23,722
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	38,234	35,721
Net realized/unrealized gains (losses) included in net income	2,901	2,281
Net realized/unrealized gains (losses) included in net AOCI	2	(65)
Purchases	5,399	3,716
Sales	(1,977)	(1,815)
Settlements	(1,702)	(1,831)
Transfer into Level	44	352
Transfer out of Level	(718)	273
Currency Movement	(268)	(398)
Asset at end of period	41,915	38,234
Change in unrealized gains (losses) on assets still held	2,752	981
Level 3 [Member] | Derivatives [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3,443	1,456
Net realized/unrealized gains (losses) included in net income	(897)	2,953
Net realized/unrealized gains (losses) included in net AOCI		(18)
Purchases	14	12
Settlements	(182)	(1,165)
Transfer out of Level	(309)	342
Currency Movement	32	(137)
Asset at end of period	2,101	3,443
Change in unrealized gains (losses) on assets still held	(547)	2,033
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,202	4,512
Net realized/unrealized gains (losses) included in net income	350	(6)
Purchases	68	(84)
Sales	(303)	(149)
Settlements	(28)	(26)
Transfer into Level		2
Transfer out of Level		(3)
Currency Movement	(8)	(44)
Asset at end of period	4,281	4,202
Change in unrealized gains (losses) on assets still held	116	45
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Purchases	62
Sales	(62)
Level 3 [Member] | FVTPL [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	510	633
Net realized/unrealized gains (losses) included in net income	11	4
Purchases	11	54
Sales	(93)	(272)
Settlements		(1)
Transfer into Level	11	151
Transfer out of Level	(409)	(50)
Currency Movement	(1)	(9)
Asset at end of period	40	510
Change in unrealized gains (losses) on assets still held	(8)	105
Level 3 [Member] | FVTPL [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	45
Net realized/unrealized gains (losses) included in net income	3	(8)
Sales	(9)
Settlements	(39)	(1)
Transfer into Level	28	55
Currency Movement		(1)
Asset at end of period	28	45
Change in unrealized gains (losses) on assets still held	(4)
Level 3 [Member] | AFS [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3	15
Net realized/unrealized gains (losses) included in net income	1	(6)
Net realized/unrealized gains (losses) included in net AOCI		2
Sales	(3)
Transfer into Level		5
Transfer out of Level		(13)
Asset at end of period	1	3
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	30,589	29,753
Net realized/unrealized gains (losses) included in net income	3,448	(666)
Net realized/unrealized gains (losses) included in net AOCI	2	(47)
Purchases	5,317	3,788
Sales	(1,674)	(1,666)
Settlements	(1,492)	(640)
Transfer into Level	44	350
Transfer out of Level	(409)	(66)
Currency Movement	(292)	(217)
Asset at end of period	35,533	30,589
Change in unrealized gains (losses) on assets still held	3,183	(1,097)
Level 3 [Member] | Real estate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	19,049	18,103
Net realized/unrealized gains (losses) included in net income	2,731	(401)
Net realized/unrealized gains (losses) included in net AOCI	2	(49)
Purchases	5,058	3,162
Sales	(1,131)	(1,076)
Settlements	(1,453)	(638)
Transfer into Level	5	92
Transfer out of Level		(3)
Currency Movement	(218)	(141)
Asset at end of period	24,043	19,049
Change in unrealized gains (losses) on assets still held	2,569	(902)
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	10,982	11,002
Net realized/unrealized gains (losses) included in net income	702	(255)
Purchases	186	572
Sales	(376)	(318)
Transfer into Level		47
Currency Movement	(73)	(66)
Asset at end of period	11,421	10,982
Change in unrealized gains (losses) on assets still held	$ 626	$ (300)